STOCK OPTIONS (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Option [Member]
Options Exercisable
Options exercisable	328,184
Exercise Price	$ 12.39
Weighted Average Remaining Life (years)	7 years 7 months 10 days
Options Unexercisable
Number of Options	935,125
Exercise Price	$ 3.67
Weighted Average Remaining Life (years)	9 years 7 months 2 days
Exercise Price 1 | Option [Member] | Exercisable
Options Exercisable
Options exercisable	124,442
Exercise Price	$ 2
Weighted Average Remaining Life (years)	9 years 10 months 6 days
Exercise Price 1 | Option [Member] | Unexercisable
Options Unexercisable
Number of Options	655,558
Exercise Price	$ 2
Weighted Average Remaining Life (years)	9 years 10 months 6 days
Exercise Price 2 | Option [Member] | Exercisable
Options Exercisable
Options exercisable	0
Exercise Price	$ 2.19
Weighted Average Remaining Life (years)	0 years
Exercise Price 2 | Option [Member] | Unexercisable
Options Unexercisable
Number of Options	100,000
Exercise Price	$ 2.19
Weighted Average Remaining Life (years)	9 years 8 months 27 days
Exercise Price 3 | Option [Member] | Exercisable
Options Exercisable
Options exercisable	8,375
Exercise Price	$ 3.55
Weighted Average Remaining Life (years)	9 years 5 months 5 days
Exercise Price 3 | Option [Member] | Unexercisable
Options Unexercisable
Number of Options	25,125
Exercise Price	$ 3.55
Weighted Average Remaining Life (years)	9 years 5 months 5 days
Exercise Price 4 | Option [Member] | Exercisable
Options Exercisable
Options exercisable	1,068
Exercise Price	$ 8.1
Weighted Average Remaining Life (years)	8 years 5 months 1 day
Exercise Price 4 | Option [Member] | Unexercisable
Options Unexercisable
Number of Options	0
Exercise Price	$ 8.1
Weighted Average Remaining Life (years)	0 years
Exercise Price 5 | Option [Member] | Exercisable
Options Exercisable
Options exercisable	74,447
Exercise Price	$ 8.25
Weighted Average Remaining Life (years)	5 years 8 months 19 days
Exercise Price 5 | Option [Member] | Unexercisable
Options Unexercisable
Number of Options	105,554
Exercise Price	$ 8.25
Weighted Average Remaining Life (years)	8 years 9 months 4 days
Exercise Price 6 | Option [Member] | Exercisable
Options Exercisable
Options exercisable	52,434
Exercise Price	$ 10.2
Weighted Average Remaining Life (years)	5 years 4 months 6 days
Exercise Price 6 | Option [Member] | Unexercisable
Options Unexercisable
Number of Options	0
Exercise Price	$ 10.2
Weighted Average Remaining Life (years)	0 years
Exercise Price 7 | Option [Member] | Exercisable
Options Exercisable
Options exercisable	3,334
Exercise Price	$ 11.25
Weighted Average Remaining Life (years)	8 years 8 months 19 days
Exercise Price 7 | Option [Member] | Unexercisable
Options Unexercisable
Number of Options	3,333
Exercise Price	$ 11.25
Weighted Average Remaining Life (years)	8 years 8 months 19 days
Exercise Price 8 | Option [Member] | Exercisable
Options Exercisable
Options exercisable	4,445
Exercise Price	$ 16.5
Weighted Average Remaining Life (years)	8 years 1 month 17 days
Exercise Price 8 | Option [Member] | Unexercisable
Options Unexercisable
Number of Options	15,555
Exercise Price	$ 16.5
Weighted Average Remaining Life (years)	8 years 1 month 17 days
Exercise Price 9 | Option [Member] | Exercisable
Options Exercisable
Options exercisable	14,735
Exercise Price	$ 22.5
Weighted Average Remaining Life (years)	7 years 10 months 28 days
Exercise Price 9 | Option [Member] | Unexercisable
Options Unexercisable
Number of Options	30,000
Exercise Price	$ 22.5
Weighted Average Remaining Life (years)	7 years 3 months 18 days
Exercise Price 10 | Option [Member] | Exercisable
Options Exercisable
Options exercisable	44,904
Exercise Price	$ 48.75
Weighted Average Remaining Life (years)	6 years 7 months 6 days
Exercise Price 10 | Option [Member] | Unexercisable
Options Unexercisable
Number of Options	0
Exercise Price	$ 48.75
Weighted Average Remaining Life (years)	0 years
Option [Member]
Options Exercisable
Options exercisable	328,184	187,575
Exercise Price	$ 12.39	$ 19.71
Weighted Average Remaining Life (years)	7 years 7 months 10 days	6 years 6 months 18 days
Options Unexercisable
Number of Options		239,401
Exercise Price		$ 10.33
Weighted Average Remaining Life (years)		9 years 1 month 10 days
Option [Member] | $3.55
Options Exercisable
Options exercisable		13,875
Exercise Price		$ 3.55
Weighted Average Remaining Life (years)		9 years 11 months 8 days
Options Unexercisable
Number of Options		41,625
Exercise Price		$ 3.55
Weighted Average Remaining Life (years)		9 years 11 months 8 days
Option [Member] | $8.10
Options Exercisable
Options exercisable		1,068
Exercise Price		$ 8.1
Weighted Average Remaining Life (years)		8 years 11 months 1 day
Options Unexercisable
Number of Options		0
Exercise Price		$ 8.1
Option [Member] | $8.25
Options Exercisable
Options exercisable		48,335
Exercise Price		$ 8.25
Weighted Average Remaining Life (years)		4 years 7 months 10 days
Options Unexercisable
Number of Options		133,333
Exercise Price		$ 8.25
Weighted Average Remaining Life (years)		9 years 3 months 4 days
Option [Member] | $10.20
Options Exercisable
Options exercisable		52,434
Exercise Price		$ 10.2
Weighted Average Remaining Life (years)		5 years 10 months 10 days
Options Unexercisable
Number of Options		0
Exercise Price		$ 10.2
Option [Member] | $11.25
Options Exercisable
Options exercisable		3,334
Exercise Price		$ 11.25
Weighted Average Remaining Life (years)		9 years 2 months 19 days
Options Unexercisable
Number of Options		3,333
Exercise Price		$ 11.25
Weighted Average Remaining Life (years)		9 years 2 months 19 days
Option [Member] | $16.50
Options Exercisable
Options exercisable		8,890
Exercise Price		$ 16.5
Weighted Average Remaining Life (years)		8 years 7 months 17 days
Options Unexercisable
Number of Options		31,110
Exercise Price		$ 16.5
Weighted Average Remaining Life (years)		8 years 7 months 17 days
Option [Member] | $22.50
Options Exercisable
Options exercisable		14,735
Exercise Price		$ 22.5
Weighted Average Remaining Life (years)		8 years 5 months 1 day
Options Unexercisable
Number of Options		30,000
Exercise Price		$ 22.5
Weighted Average Remaining Life (years)		7 years 9 months 18 days
Option [Member] | $48.75
Options Exercisable
Options exercisable		44,904
Exercise Price		$ 48.75
Weighted Average Remaining Life (years)		7 years 1 month 6 days
Options Unexercisable
Number of Options		0
Exercise Price		$ 48.75